Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 64,357.6	$ 772.2	₨ 25,501.3
Software and systems	73,561.3	882.7	56,092.8
Equipment and furniture	172,031.8	2,064.2	132,553.5
Property and equipment, at cost	309,950.7	3,719.1	214,147.6
Less: Accumulated depreciation	162,920.3	1,954.9	126,577.9
Property and equipment, net	₨ 147,030.4	$ 1,764.2	₨ 87,569.7